Income Tax - Schedule of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Loss before income taxes	$ 195,071	$ 139,075	$ 50,384
Cayman
Income Tax Disclosure [Line Items]
Loss before income taxes	(3,241)	1,218	3,887
BVI
Income Tax Disclosure [Line Items]
Loss before income taxes	2	2	8
PRC
Income Tax Disclosure [Line Items]
Loss before income taxes	185,239	127,711	40,972
HK
Income Tax Disclosure [Line Items]
Loss before income taxes	3,271	7,778	6,240
US
Income Tax Disclosure [Line Items]
Loss before income taxes	9,786	2,351
AUST
Income Tax Disclosure [Line Items]
Loss before income taxes	$ 14	$ 15	$ (723)